INTANGIBLE ASSETS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	₺ 2,676,184	₺ 2,012,166
Balance at end of year	3,059,048	2,676,184
Collateral, pledge or mortgage on intangible assets	0	0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	5,701,182	4,200,966
Additions	1,597,476	1,501,469
Disposals		(1,253)
Balance at end of year	7,298,658	5,701,182
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	(3,024,998)	(2,188,800)
Additions	(1,214,612)	(837,229)
Disposals		1,031
Balance at end of year	(4,239,610)	(3,024,998)
Software and rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	1,206,119	1,011,899
Additions	202,389	185,899
Disposals		(1,253)
Transfer	2,443	9,574
Balance at end of year	1,410,951	1,206,119
Software and rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	(866,499)	(773,108)
Additions	(126,892)	(94,422)
Disposals		1,031
Balance at end of year	(993,391)	(866,499)
Website development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Personnel bonus provision related to direct employee costs capitalized	111,805	100,894
Website development costs | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	4,485,751	3,176,020
Additions	1,389,110	1,309,731
Balance at end of year	5,874,861	4,485,751
Website development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	(2,158,499)	(1,415,692)
Additions	(1,087,720)	(742,807)
Balance at end of year	(3,246,219)	(2,158,499)
Projects under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	301,596
Balance at end of year	328,334	301,596
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	411	411
Balance at end of year	411	411
Other Intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	8,901	12,636
Additions	5,977	5,839
Transfer	(2,443)	(9,574)
Balance at end of year	₺ 12,435	₺ 8,901